EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT COMPANY - MEASUREMENT OF FAIR VALUE (Details)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 01, 2016 USD ($)	Dec. 03, 2014 USD ($)	Dec. 31, 2017 USD ($)
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | TSR Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		$ 11.06
Strike price (USD)		$ 0.01
Time (years)		1
Risk free rate		18.00%
Expected volatility		4.11%
Dividend yield		2.00%
Value RSU in USD		$ 10.83
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | TSR Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		11.06
Strike price (USD)		$ 0.01
Time (years)		2
Risk free rate		0.57%
Expected volatility		4.11%
Dividend yield		2.00%
Value RSU in USD		$ 10.62
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)	$ 9.07
Strike price (USD)	$ 0.01
Time (years)	2.5
Risk free rate	0.86%
Expected volatility	24.40%
Dividend yield	0.01%
Value RSU in USD	$ 9.06
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)			$ 9.07
Strike price (USD)			$ 0.01
Time (years)			2.5
Expected volatility			2440.00%
Dividend yield			1.00%
Value RSU in USD			$ 9.06
Extraordinary Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | TSR Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)	9.07
Strike price (USD)	$ 0.01
Time (years)	0.25
Risk free rate	18.00%
Expected volatility	36.29%
Dividend yield	0.01%
Value RSU in USD	$ 9.06
Extraordinary Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | TSR Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)	9.07
Strike price (USD)	$ 0.01
Time (years)	1.5
Risk free rate	85.00%
Expected volatility	36.87%
Dividend yield	0.01%
Value RSU in USD	$ 9.06
Performance RSU (equity settled) | 2014 plan [member] | TSR Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		11.06
Strike price (USD)		$ 19.97
Time (years)		3
Risk free rate		1.04%
Expected volatility		4.11%
Dividend yield		2.00%
Value RSU in USD		$ 0
Performance RSU (equity settled) | 2014 plan [member] | TSR Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		11.06
Strike price (USD)		$ 27.74
Time (years)		3
Risk free rate		1.04%
Expected volatility		4.11%
Dividend yield		2.00%
Value RSU in USD		$ 0
Performance RSU (equity settled) | 2014 plan [member] | Adjusted EBITDA Tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		11.06
Strike price (USD)		$ 0.01
Time (years)		3
Risk free rate		1.04%
Expected volatility		4.11%
Dividend yield		2.00%
Value RSU in USD		$ 10.41